Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Derivative Asset, Current	$ 0	$ 617
LIABILITIES
Derivative Liability, Current	854	0
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	0	617
LIABILITIES
Derivative Liability, Current	854	0
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	0	617
LIABILITIES
Derivative Liability	854	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	0	0
LIABILITIES
Derivative Liability, Current	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	0	0
LIABILITIES
Derivative Liability	$ 0	$ 0